Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Nonaccrual past due loans	$ 3,123	$ 2,331
Agricultural
Nonaccrual past due loans	452	94
Commercial and Industrial
Nonaccrual past due loans	372	220
Consumer
Nonaccrual past due loans	2	33
Commercial Real Estate
Nonaccrual past due loans	1,606	1,230
Construction Real Estate
Nonaccrual past due loans
Residential Real Estate
Nonaccrual past due loans	$ 691	$ 754